10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-03 | Spartan® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-03 - Spartan® Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund-Institutional Class Index	Spartan Global ex U.S. Index Fund-Advantage Institutional Class
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	none
Total annual operating expenses		0.23%	0.20%
Fee waiver and/or expense reimbursement	[1]	0.13%	0.13%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.10%	0.07%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

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Expense Example {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-03 - Spartan® Global ex U.S. Index Fund - USD ($)	Spartan Global ex U.S. Index Fund-Institutional Class Index	Spartan Global ex U.S. Index Fund-Advantage Institutional Class
1 year	$ 10	$ 7
3 years	58	49
5 years	114	97
10 years	$ 278	$ 240